Dreyfus Institutional Preferred Funds

Prospectus | July 31, 2026

Hamilton Shares

BNY Dreyfus Institutional Preferred Government Money Market Fund (DSHXX)
BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund (CEAXX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summaries

BNY Dreyfus Institutional Preferred Government Money Market Fund	1
BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund	5
Fund Details

Goal and Approach	8
Investment Risks	9
Management	11
Shareholder Guide

Buying and Selling Shares	13
General Policies	15
Distributions and Taxes	15
Services for Fund Investors	16
Financial Highlights

Financial Highlights	17
For More Information

See back cover.

Fund Summary

BNY Dreyfus Institutional Preferred Government Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Hamilton Shares
Management fees		.10
Other expenses:
Shareholder services fees	.05
Miscellaneous other expenses	.00*
Total other expenses		.05
Total annual fund operating expenses		.15
Fee waiver+		(.00)*
Total annual fund operating expenses (after fee waiver)		.15

* Amount represents less than .01%.

+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to pay all of the fund's expenses, except management fees, brokerage fees and commissions, if any, fees pursuant to any administration agreement or distribution or service plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. BNY Mellon Investment Adviser, Inc. has further agreed to reduce its fee in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members (in the amount of less than .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Hamilton Shares	$15	$48	$85	$192
Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized fully by government securities and/or cash, and cash.

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The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized fully by cash and/or government securities, and cash. Under normal circumstances, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and seeks to enter into repurchase agreements that present minimal credit risk (and are considered "eligible securities" as defined in Rule 2a-7 under the 1940 Act), based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Shares of the fund are intended to qualify as eligible investments for federally chartered credit unions. The fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary to ensure that shares of the fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult its legal counsel to determine whether the fund is a permissible investment under the laws applicable to it.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

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• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Hamilton shares from year to year. The table shows the average annual total returns of the fund's Hamilton shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Hamilton Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.33 Worst Quarter 2021, Q4: 0.00

The year-to-date total return of the fund's Hamilton shares as of June 30, 2026 was 1.78%.

Average Annual Total Returns (as of 12/31/25)
	1 Year	5 Years	10 Years
Hamilton Shares	4.21%	3.19%	2.11%

Institutions may call toll-free 1-800-373-9387 for the current yield of the fund's Hamilton shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Hamilton shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Hamilton shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Hamilton shares is $100 million with no minimum subsequent investment, unless: (a) the investor has invested at least $100 million in the aggregate among the fund and any of the Preferred Funds, the Cash Management Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $100 million in such funds. You may sell (redeem) your shares on any business day by calling 1-800-373-9387 or through compatible computer systems.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Distributions paid by the fund may include a return of capital. The amount of the fund's distribution, if any, that constitutes a return of capital represents a return of your original investment in fund shares. The portion of any

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distribution treated as a return of capital will not be subject to tax currently, but will result in a corresponding reduction in your cost basis in the fund's shares. Distributions in excess of your adjusted tax basis in your fund shares are generally treated as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

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Fund Summary

BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Hamilton Shares
Management fees		.10
Other expenses:
Administrative services fees	.05
Miscellaneous other expenses	.00*
Total other expenses		.05
Total annual fund operating expenses		.15
Fee waiver+		(.00)*
Total annual fund operating expenses (after fee waiver)		.15

* Amount represents less than .01%.

+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to pay all of the fund's expenses, except management fees, brokerage fees and commissions, if any, fees pursuant to any omnibus account services agreement or distribution or administrative services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. BNY Mellon Investment Adviser, Inc. has further agreed to reduce its fee in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members (in the amount of less than .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Hamilton Shares	$15	$48	$85	$192
Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized fully by cash and/or government securities, and cash.

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Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities. The fund typically invests exclusively in U.S. Treasury securities.

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.
Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Hamilton shares from year to year. The table shows the average annual total returns of the fund's Hamilton shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

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Year-by-Year Total Returns as of 12/31 each year (%)
Hamilton Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.33 Worst Quarter 2021, Q4: 0.00

The year-to-date total return of the fund's Hamilton shares as of June 30, 2026 was 1.78%.

Average Annual Total Returns (as of 12/31/25)
	1 Year	5 Years	10 Years
Hamilton Shares	4.16%	3.13%	2.06%

Institutions may call toll-free 1-800-373-9387 for the current yield of the fund's Hamilton shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Hamilton shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Hamilton shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Hamilton shares is $100 million with no minimum subsequent investment, unless: (a) the investor has invested at least $100 million in the aggregate among the fund and any of the Preferred Funds, the Cash Management Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $100 million in such funds. You may sell (redeem) your shares on any business day by calling 1-800-373-9387 or through compatible computer systems.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

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Fund Details

Goal and Approach

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider a number of investment choices in one document.

Each fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Each fund is a "government money market fund" as that term is defined in Rule 2a-7, and as such will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized fully by cash and/or government securities, and cash.

Each fund seeks to maintain a stable share price of $1.00.

As government money market funds, each fund is not required to impose a liquidity fee upon the sale of the fund's shares and has chosen not to rely on the ability to do so. If a fund's board chooses to rely on the ability to impose discretionary liquidity fees in the future, the fund will provide shareholders with at least 60 days' prior notice of the change.

More information about each fund's portfolio securities and investment techniques, and associated risks, is provided in the funds' Statement of Additional Information.

BNY Dreyfus Institutional Preferred Government Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized fully by government securities and/or cash, and cash.

Under normal circumstances, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The fund will notify shareholders at least 60 days in advance of any change in this investment policy.

The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. Securities backed by the full faith and credit of the U.S. government include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, such as the Government National Mortgage Association. The repurchase agreements in which the fund may invest may include tri-party repurchase agreements executed through a third party bank that provides payment administration, collateral custody and management services to the parties to the repurchase agreements.

Among other requirements, the fund is required to invest (as measured at acquisition) at least 50% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, the fund is required to invest (as measured at acquisition) at least 25% of its assets in cash, U.S. Treasury securities or securities that can readily be converted into cash within one business day. The fund must maintain an average dollar-weighted portfolio maturity of 60 days or less and a maximum weighted average life to maturity of 120 days.

Shares of the fund are intended to qualify as eligible investments for federally chartered credit unions. The fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary to ensure that shares of the fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult its legal counsel to determine whether the fund is a permissible investment under the laws applicable to it.

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The fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and seeks to enter into repurchase agreements that present minimal credit risk (and are considered "eligible securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended), based on Dreyfus's assessment of the counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's credit risk profile.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. ESG data provided by affiliated and unaffiliated data providers may lack standardization, consistency and transparency, may be limited and/or subjective and may not be available, complete or accurate. Based on its evaluation of ESG factors, Dreyfus may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund.

In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

The fund pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash.

The fund typically invests exclusively in U.S. Treasury securities. The fund will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal circumstances, exclusively in U.S. Treasury securities.

The fund is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Among other requirements, the fund is required to invest (as measured at acquisition) at least 50% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, the fund is required to invest (as measured at acquisition) at least 25% of its assets in cash, U.S. Treasury securities or securities that can readily be converted into cash within one business day. The fund must maintain an average dollar-weighted portfolio maturity of 60 days or less and a maximum weighted average life to maturity of 120 days.

In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

Investment Risks

An investment in a fund is not a bank account or a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in a fund. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNYIA and its affiliates are not required to reimburse a fund for losses, and you should not expect that BNYIA or its affiliates will provide financial support to a fund at any time, including during periods of market stress.

The following are the principal risks that could reduce a fund's income level and/or share price:

• Interest rate risk: Prices of fixed-income securities tend to move inversely with changes in interest rates. Interest rate risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset

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value.  A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes.  A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and impair the fund's ability to maintain a stable net asset value. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. In such an interest rate environment, the fund may be subject to a greater risk of principal decline from rising interest rates. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, the fund may benefit from a lag due to an obligation's interest rate payment not being immediately impacted by a decline in interest rates.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value. To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may impair the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. In addition, such guarantees do not extend to shares of the fund itself. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Additional Principal Risks Applicable to BNY Dreyfus Institutional Preferred Government Money Market Fund:

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

In addition to the principal risks described above, the BNY Dreyfus Institutional Preferred Government Money Market Fund is subject to the following additional risk that is not anticipated to be a principal risk of investing in the fund:

• ESG evaluation risk: As part of Dreyfus's assessment of a counterparty's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might

10

otherwise be disadvantageous for the fund to do so. Dreyfus's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain repurchase agreement counterparties and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data for counterparties, including the counterparties themselves. ESG data from data providers used by Dreyfus often lack standardization, consistency and transparency, and, for certain counterparties, such data, including ESG ratings and scores, may not be available, complete or accurate. Dreyfus's evaluation of ESG factors relevant to the financial condition or risk profile of a particular repurchase agreement counterparty, or otherwise, may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that do not incorporate ESG considerations or that incorporate ESG data from other sources or utilize other methodologies than the fund.

Management

Investment Adviser

The funds' investment adviser is BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. BNYIA manages approximately $415 billion in 74 mutual fund portfolios. For the fiscal year ended March 31, 2026, each of the funds paid BNYIA a management fee at the effective annual rate set forth in the table below.

Name of Fund	Management Fee (as a percentage of average daily net assets)
BNY Dreyfus Institutional Preferred Government Money Market Fund	.10
BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund	.10

A discussion regarding the basis for the board approving each fund's management agreement with BNYIA is available in the fund's Form N-CSR for the six-month period ended September 30, 2025. BNYIA is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY), a global investments company dedicated to helping its clients manage and service their financial assets throughout the investment lifecycle. Whether providing financial services for institutions, corporations or individual investors, BNY delivers informed investment management and investment services in 35 countries. BNY is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY has $59.4 trillion in assets under custody and administration and $2.1 trillion in assets under management. BNY is the corporate brand of The Bank of New York Mellon Corporation and may be used to reference the corporation as a whole and/or its various subsidiaries generally. BNY Investments is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bny.com/investments.

The asset management philosophy of BNYIA is based on the belief that discipline and consistency are important to investment success. For each fund, BNYIA seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Sub-Adviser

BNYIA has engaged its affiliate, Dreyfus, to serve as the funds' sub-adviser, pursuant to a sub-investment advisory agreement between BNYIA and Dreyfus. Dreyfus, subject to BNYIA's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund's assets. Dreyfus is a division of Mellon Investments Corporation (MIC), a registered investment adviser and an indirect wholly-owned subsidiary of BNY, with its principal office located at 500 Ross Street, Pittsburgh, PA 15258. As of March 31, 2026, MIC had approximately $978.3 billion of assets under management, which includes approximately $456.6 billion in assets managed by investment personnel of MIC acting in their capacity as officers of the Dreyfus division of MIC.

A discussion regarding the basis for the board approving each fund's sub-investment advisory agreement between BNYIA and Dreyfus is available in the fund's Form N-CSR for the six-month period ended September 30, 2025.

Distributor

BNY Mellon Securities Corporation (BNYSC), a wholly-owned subsidiary of BNYIA, serves as distributor of the funds and of the other funds in the BNY Mellon Family of Funds. Any shareholder services fees and administrative services fees, as applicable, are paid to BNYSC for the provision of shareholder account service and maintenance, and recordkeeping and other related services, respectively. BNYIA or BNYSC may provide cash payments out of its own

11

resources to financial intermediaries that sell shares of funds in the BNY Mellon Family of Funds or provide other services. Such payments are separate from any shareholder services fees and/or administrative services fees or other expenses that may be paid by a fund to those financial intermediaries. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to financial intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from BNYIA's or BNYSC's own resources to financial intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, BNYIA or BNYSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. This potential conflict of interest may be addressed by policies, procedures or practices that are adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Hamilton shares of BNY Dreyfus Institutional Preferred Government Money Market Fund are subject to an annual shareholder services plan fee of 0.05%, payable to the fund's distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the fund, and/or the maintenance of shareholder accounts. Hamilton shares of BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund are subject to an annual administrative services plan fee of 0.05% payable to the fund's distributor in respect of the provision of recordkeeping and other related services. The funds' distributor may pay financial intermediaries from the fees it receives under the shareholder services plan and/or administrative services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Hamilton shares of a fund.

The funds, BNYIA, Dreyfus and BNYSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees is done in a manner that does not disadvantage the fund or other client accounts.

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Shareholder Guide

Buying and Selling Shares

Each fund's Hamilton shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Hamilton shares of each fund also may be purchased directly by individuals. Generally, each investor will be required to open a single master account with a fund for all purposes. In certain cases, a fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with a fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Hamilton shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Applicable to each fund:

Your price for Hamilton shares is the net asset value (NAV) per share. You pay no sales charge to invest in shares of the fund.

The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to maintain a price of $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share. The fund may continue to use the amortized cost method of valuation only so long as the fund's board believes that it fairly reflects the market-based NAV per share.

At least daily, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service. The pricing service's procedures are reviewed under the general supervision of the board.

The fund's NAV is calculated on any day the New York Stock Exchange (NYSE) is open. In addition, the fund's NAV will be calculated on any day the NYSE is closed but the Federal Reserve Bank is open and the Securities Industry and Financial Markets Association (SIFMA) recommends that fixed income securities markets be open for the day or a portion of the day.

The fund's NAV is generally calculated as of the following times each day the fund accepts purchase orders and redemption requests (each such time, the trading deadline for orders "in proper form" (as defined below)): for BNY Dreyfus Institutional Preferred Government Money Market Fund, every hour on the hour from 8:00 a.m. to 5:00 p.m., Eastern time; and for BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund, every hour on the hour from 8:00 a.m. to 3:00 p.m., Eastern time. In its discretion, a fund's board may elect to calculate the fund's NAV once per day.

In the case of an emergency, if regular trading on the NYSE is restricted or the NYSE closes early, the fixed income securities markets or the Federal Reserve Bank closes early, or as otherwise permitted by the Securities and Exchange Commission, the fund may elect to close early. If the fund closes early on a business day, then the fund will calculate its last NAV as of the time of such closing and the fund must receive purchase orders and redemption requests prior to such closing time.

How to Buy Shares

Applicable to each fund:

Orders in proper form received and accepted by the fund or a financial intermediary that serves as agent for the fund will become effective at the NAV next determined after it is received by the fund or a financial intermediary, and the shares purchased will receive the dividend declared on that day provided the shares are not redeemed prior to the last NAV determined that day. An order to purchase shares received by the fund will be deemed to be "in proper form" if

13

the fund receives "federal funds" or other immediately available funds promptly thereafter. Unless other arrangements have been agreed to in advance, the fund generally expects to receive the funds within two hours after the order is received by the fund or a financial intermediary that serves as agent for the fund, or by 6:00 p.m., Eastern time, whichever is earlier. Orders submitted through a financial intermediary that does not serve as an agent for the fund are priced at the fund's NAV next calculated after the fund receives the order in proper form from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

An order in proper form received and accepted after the time of day at which a fund determines its last NAV will be priced at the first NAV determined on the following business day and will begin to accrue dividends on such business day. If payment is not received within the appropriate time period, the fund reserves the right to cancel the purchase order at its discretion, and the investor would be liable for any resulting losses or expenses incurred by the fund or the fund's transfer agent, including interest charges.

By Wire. To open an account or purchase additional shares to be funded by wire, please call 1-800-373-9387 (inside the U.S. only) for more information.

By Compatible Computer Systems. You may input new account data and retrieve an account number for your records by accessing The Lion Internet System. Please call 1-800-373-9387 (inside the U.S. only) for more information about The Lion Internet System or any other compatible computerized trading system.

Individuals may also call 1-800-373-9387 (inside the U.S. only) for more information on the compatible computerized trading systems that they may use.The minimum initial investment in Hamilton shares of each fund is $100 million, with no minimum subsequent investment, unless: (a) the investor has invested at least $100 million in the aggregate among the fund and any of the Preferred Funds listed under "Services for Fund Investors – Fund Exchanges" or the Cash Management Funds, which currently include BNY Dreyfus Government Cash Management, BNY Dreyfus Government Securities Cash Management, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management, or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $100 million in such funds.

How to Sell Shares

Applicable to each fund:

You may sell (redeem) shares at any time by wire or through compatible computer systems.

Your shares will be priced at the next determined NAV. If a request for redemption is received and accepted by the fund or a financial intermediary that serves as agent for the fund by the time of day at which the fund determines its last NAV, the proceeds of the redemption ordinarily will be transmitted by wire in federal funds on the same day, and the shares will not receive the dividend declared on that day. Under certain circumstances (i.e., during periods of stressed market conditions or in cases of very large redemption requests), however, the fund may pay a portion or all of the redemption proceeds payable by wire on the next business day. If the request is received and accepted after the time of day at which the fund determines its last NAV, or is transmitted through the National Securities Clearing Corporation, the shares will receive the dividend declared on that day, and the proceeds of redemption ordinarily will be transmitted by wire in federal funds on the next business day. Requests for redemption submitted through a financial intermediary that does not serve as an agent for the fund are priced at the fund's NAV next calculated after the fund receives the request from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

The processing of redemptions may be suspended, and the delivery of redemption proceeds may only be delayed by more than one business day, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the fund or the determination of the fair value of the fund's net assets not reasonably practicable; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Under normal circumstances, each fund expects to meet redemption requests by using cash it holds in its portfolio or selling portfolio securities to generate cash. In addition, pursuant to an interfund lending order granted by the Securities and Exchange Commission, each fund and certain other money market funds in the BNY Mellon Family of Funds may borrow money from certain money market funds in the BNY Mellon Family of Funds for temporary or emergency purposes to meet redemption requests.

Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., "redeem in-kind"), if the amount redeemed is large enough to affect fund operations or the redemption request is during stressed market conditions. Investors are urged to call BNY Institutional Services before effecting any large transactions. Securities distributed in connection with any such redemption in-kind are expected to generally represent the investor's pro rata

14

portion of assets held by the fund immediately prior to the redemption, with adjustments as may be necessary in connection with, for example, restricted securities, odd lots or fractional shares. Any securities distributed in-kind will remain exposed to market risk until sold, and you may incur taxable gain when selling the securities.

By Wire. You may redeem shares to be settled via wire by calling 1-800-373-9387 (inside the U.S. only) to provide information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Compatible Computer Systems. You may redeem shares by accessing The Lion Internet System, or by other electronic means approved by BNY Institutional Services. Be sure to confirm your bank account information. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Individuals may also call 1-800-373-9387 (inside the U.S. only) for more information on the compatible computerized trading systems that they may use.

General Policies

Each fund and the funds' transfer agent are authorized to act on telephone or online instructions from any person representing himself or herself to be an investor and reasonably believed by the fund or the transfer agent to be genuine. An investor may be responsible for any fraudulent telephone or online order as long as the fund or the funds' transfer agent (as applicable) takes reasonable measures to confirm that the instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although BNYIA discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. BNYIA also believes that money market funds, such as the funds, are not typically targets of abusive trading practices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund's portfolio, which could detract from the fund's performance. Each fund reserves the right to reject any purchase or exchange request in whole or in part. Funds in the BNY Mellon Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another fund in the BNY Mellon Family of Funds, please read the prospectus of that other fund for more information.

Each fund also reserves the right to:

• change or discontinue fund exchanges, or temporarily suspend exchanges during unusual market conditions

• change its minimum investment amount

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

Escheatment

If your account is deemed "abandoned" or "unclaimed" under state law, the fund may be required to "escheat" or transfer the assets in your account to the applicable state's unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund's transfer agent or distributor by mail or telephone or accessing your account through the fund's website at least once a year, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund's transfer agent and BNYIA and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund ordinarily declares dividends from its net investment income on each day its NAV is calculated and normally pays dividends monthly and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges imposed by the fund on reinvestments. Each fund's distributions are

15

taxable as ordinary income or capital gains (unless you are investing through a U.S. tax-advantaged investment plan, in which case taxes may be deferred).

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Applicable to BNY Dreyfus Institutional Preferred Government Money Market Fund:

Distributions paid by the fund may include a return of capital. The amount of the fund's distribution, if any, that constitutes a return of capital represents a return of your original investment in fund shares. The portion of any distribution treated as a return of capital will not be subject to tax currently, but will result in a corresponding reduction in your cost basis in the fund's shares. Distributions in excess of your adjusted tax basis in your fund shares are generally treated as capital gains.

Services for Fund Investors

Fund Exchanges

An investor may purchase, in exchange for Hamilton shares of a fund, Hamilton shares or Institutional shares of any of the Preferred Funds, which currently include BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund and BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund, provided the investor meets the eligibility requirements for investing in the new share class.

Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request (i.e., the request is received by the latest time each fund calculates its NAV for that business day). If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the last NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day. An investor should be sure to read the current prospectus for any fund into which the investor is exchanging before investing. Any new account established through an exchange generally will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Conversion Feature

Shares of one class of a fund may be converted into shares of another class of the fund, provided the investor meets the eligibility requirements for investing in the new share class. Each fund reserves the right to refuse any conversion request.

Auto-Exchange Privilege

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for shares of a fund, shares of any of the funds managed by BNYIA listed under "Services for Fund Investors – Fund Exchanges", or in shares of certain funds in the BNY Mellon Family of Funds, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account Statements

Every investor in a fund in the BNY Mellon Family of Funds automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

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Financial Highlights

As to each fund, these financial highlights describe the performance of the fund's Hamilton shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been derived from the fund's financial statements, which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Form N-CSR, which is available upon request.

BNY Dreyfus Institutional Preferred Government Money Market Fund	Year Ended March 31,
Hamilton Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.040	.048	.052	.027	.000[a]
Distributions:
Dividends from net investment income	(.040)	(.048)	(.052)	(.027)	.000[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.04	4.92	5.28	2.69	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.15	.15	.16	.16	.16
Ratio of net expenses to average net assets[b]	.15	.15	.15	.15	.07[c]
Ratio of net investment income to average net assets[b]	4.05	4.77	5.16	2.50	.02[c]
Net Assets, end of period ($ x 1,000)	1,783,394	2,777,520	1,644,407	1,554,718	1,366,939

a Amount represents less than $.001 per share.

b Amount inclusive of Trustees' fees reimbursed by BNY Mellon Investment Adviser, Inc.

c Amount inclusive of reduction in expenses due to undertaking.

BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund	Year Ended March 31,
Hamilton Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.039	.048	.051	.025	.000[a]
Distributions:
Dividends from net investment income	(.039)	(.048)	(.051)	(.025)	.000[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.99	4.91	5.20	2.51	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.15	.15	.15	.16	.16
Ratio of net expenses to average net assets[b]	.15	.15	.15	.15	.04[c]
Ratio of net investment income to average net assets[b]	3.91	4.77	5.16	2.39	.01[c]
Net Assets, end of period ($ x 1,000)	2,375,632	2,433,772	1,589,758	389,107	322,087

a Amount represents less than $.001 per share.

b Amount inclusive of Trustees' fees reimbursed by BNY Mellon Investment Adviser, Inc.

c Amount inclusive of reduction in expenses due to undertaking.

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For More Information

More information on each fund is available free upon request, including the following:

Annual/Semi-Annual Report and Financial Statements

Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders and in Form N-CSR. The funds' Form N-CSR contains the funds' financial statements and lists the fund's portfolio holdings. The funds' most recent annual and semi-annual reports and other information, such as the funds' financial statements, are available at www.dreyfus.com.

Statement of Additional Information (SAI)

The SAI provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI, as amended or supplemented from time to time, is incorporated by reference (and is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus money market funds generally disclose, at www.dreyfus.com, their complete schedule of holdings on each business day, as of the preceding business day.  Each Dreyfus money market fund's month-end posting of its complete portfolio holdings will remain available on the website for six months.  From time to time, the funds may make available certain portfolio characteristics, such as allocations, performance- and risk-related statistics, portfolio-level statistics and non-security specific attribution analyses, upon request.

A complete description of the funds' policies and procedures with respect to the disclosure of a fund's portfolio securities is available in the fund's SAI and at www.dreyfus.com.

To Obtain Information

By telephone. Call your BNY Institutional Services representative or 1-800-373-9387 (inside the U.S. only)

By mail. BNY Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144. After August 31, 2026, mail can be sent to BNY Institutional Services, 200 Park Avenue New York, NY 10166.

By E-mail. Send your request to info@bny.com

On the Internet. Certain fund documents can be viewed online or downloaded from: www.dreyfus.com

Reports and other information about the funds are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

BNY Dreyfus Institutional Preferred Government Money Market Fund A series of Dreyfus Institutional Reserves Funds SEC file number: 811-22169	BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund A series of CitizensSelect Funds SEC file number: 811-21035

© 2026 BNY Mellon Securities Corporation IPM-P0726HAM

Dreyfus Institutional Preferred Funds

Prospectus | July 31, 2026

Institutional Shares

BNY Dreyfus Institutional Preferred Government Money Market Fund (DSVXX)

BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund (CEIXX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summaries

BNY Dreyfus Institutional Preferred Government Money Market Fund	1
BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund	5
Fund Details

Goal and Approach	8
Investment Risks	9
Management	11
Shareholder Guide

Buying and Selling Shares	13
General Policies	15
Distributions and Taxes	15
Services for Fund Investors	16
Financial Highlights

Financial Highlights	17
For More Information

See back cover.

Fund Summary

BNY Dreyfus Institutional Preferred Government Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.10
Other expenses	.00*
Total annual fund operating expenses	.10
Fee waiver+	(.00)*
Total annual fund operating expenses (after fee waiver)	.10

* Amount represents less than .01%.

+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to pay all of the fund's expenses, except management fees, brokerage fees and commissions, if any, fees pursuant to any administration agreement or distribution or service plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. BNY Mellon Investment Adviser, Inc. has further agreed to reduce its fee in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members (in the amount of less than .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$10	$32	$56	$128
Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized fully by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized fully by cash and/or government securities, and cash. Under normal circumstances the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and seeks to enter into repurchase agreements that present minimal credit risk (and are considered "eligible securities" as defined in Rule 2a-7 under the 1940 Act), based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Shares of the fund are intended to qualify as eligible investments for federally chartered credit unions. The fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary to ensure that shares of the fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult its legal counsel to determine whether the fund is a permissible investment under the laws applicable to it.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Institutional Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.34 Worst Quarter 2021, Q4: 0.00

The year-to-date total return of the fund's Institutional shares as of June 30, 2026 was 1.80%.

Average Annual Total Returns (as of 12/31/25)
	1 Year	5 Years	10 Years
Institutional Shares	4.26%	3.23%	2.15%

Institutions may call toll-free 1-800-373-9387 (inside the U.S. only) for the current yield of the fund's Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Institutional shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Institutional shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Institutional shares is $500 million with no minimum subsequent investment, unless: (a) the investor has invested at least $500 million in the aggregate among the fund and any of the Preferred Funds, the Cash Management Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $500 million in such funds. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Distributions paid by the fund may include a return of capital. The amount of the fund's distribution, if any, that constitutes a return of capital represents a return of your original investment in fund shares. The portion of any distribution treated as a return of capital will not be subject to tax currently, but will result in a corresponding reduction in your cost basis in the fund's shares. Distributions in excess of your adjusted tax basis in your fund shares are generally treated as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

Fund Summary

BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.10
Other expenses	.00*
Total annual fund operating expenses	.10
Fee waiver+	(.00)*
Total annual fund operating expenses (after fee waiver)	.10

* Amount represents less than .01%.

+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to pay all of the fund's expenses, except management fees, brokerage fees and commissions, if any, fees pursuant to any omnibus account services agreement or distribution or administrative services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. BNY Mellon Investment Adviser, Inc. has further agreed to reduce its fee in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members (in the amount of less than .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$10	$32	$56	$128
Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized fully by cash and/or government securities, and cash. Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities. The fund typically invests exclusively in U.S. Treasury securities.

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.
Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The fund is subject to the following principal risks:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Institutional Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.35 Worst Quarter 2021, Q4: 0.00

The year-to-date total return of the fund's Institutional shares as of June 30, 2026 was 1.80%.

Average Annual Total Returns (as of 12/31/25)
	1 Year	5 Years	Since Inception 03/01/2016
Institutional Shares	4.21%	3.17%	2.13%

Institutions may call toll-free 1-800-373-9387 (inside the U.S. only) for the current yield of the fund's Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Institutional shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Institutional shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Institutional shares is $500 million with no minimum subsequent investment, unless: (a) the investor has invested at least $500 million in the aggregate among the fund and any of the Preferred Funds, the Cash Management Funds or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $500 million in such funds. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

Fund Details

Goal and Approach

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider a number of investment choices in one document.

Each fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Each fund is a "government money market fund" as that term is defined in Rule 2a-7, and as such will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized fully by cash and/or government securities, and cash.

Each fund seeks to maintain a stable share price of $1.00.

As government money market funds, each fund is not required to impose a liquidity fee upon the sale of the fund's shares and has chosen not to rely on the ability to do so. If a fund's board chooses to rely on the ability to impose discretionary liquidity fees in the future, the fund will provide shareholders with at least 60 days' prior notice of the change.

More information about each fund's portfolio securities and investment techniques, and associated risks, is provided in the funds' Statement of Additional Information.

BNY Dreyfus Institutional Preferred Government Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized fully by government securities and/or cash, and cash.

Under normal circumstances, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The fund will notify shareholders at least 60 days in advance of any change in this investment policy.

The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. Securities backed by the full faith and credit of the U.S. government include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, such as the Government National Mortgage Association. The repurchase agreements in which the fund may invest may include tri-party repurchase agreements executed through a third party bank that provides payment administration, collateral custody and management services to the parties to the repurchase agreements.

Among other requirements, the fund is required to invest (as measured at acquisition) at least 50% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, the fund is required to invest (as measured at acquisition) at least 25% of its assets in cash, U.S. Treasury securities or securities that can readily be converted into cash within one business day. The fund must maintain an average dollar-weighted portfolio maturity of 60 days or less and a maximum weighted average life to maturity of 120 days.

Shares of the fund are intended to qualify as eligible investments for federally chartered credit unions. The fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary to ensure that shares of the fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult its legal counsel to determine whether the fund is a permissible investment under the laws applicable to it.

The fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and seeks to enter into repurchase agreements that present minimal credit risk (and are considered "eligible securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended), based on Dreyfus's assessment of the counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's credit risk profile.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. ESG data provided by affiliated and unaffiliated data providers may lack standardization, consistency and transparency, may be limited and/or subjective and may not be available, complete or accurate. Based on its evaluation of ESG factors, Dreyfus may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund.

In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

The fund pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash.

The fund typically invests exclusively in U.S. Treasury securities. The fund will provide shareholders with at least 60 days' prior notice of any changes to its policy to invest, under normal circumstances, exclusively in U.S. Treasury securities.

The fund is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Among other requirements, the fund is required to invest (as measured at acquisition) at least 50% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, the fund is required to invest (as measured at acquisition) at least 25% of its assets in cash, U.S. Treasury securities or securities that can readily be converted into cash within one business day. The fund must maintain an average dollar-weighted portfolio maturity of 60 days or less and a maximum weighted average life to maturity of 120 days.

In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

Investment Risks

An investment in a fund is not a bank account or a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in a fund. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNYIA and its affiliates are not required to reimburse a fund for losses, and you should not expect that BNYIA or its affiliates will provide financial support to a fund at any time, including during periods of market stress.

The following are the principal risks that could reduce a fund's income level and/or share price:

• Interest rate risk: Prices of fixed-income securities tend to move inversely with changes in interest rates. Interest rate risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value.  A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes.  A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and impair the fund's ability to maintain a stable net asset value. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. In such an interest rate environment, the fund may be subject to a greater risk of principal decline from rising interest rates. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, the fund may benefit from a lag due to an obligation's interest rate payment not being immediately impacted by a decline in interest rates.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value. To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may impair the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. In addition, such guarantees do not extend to shares of the fund itself. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Additional Principal Risks Applicable to BNY Dreyfus Institutional Preferred Government Money Market Fund:

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement. If this occurs, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.

In addition to the principal risks described above, the BNY Dreyfus Institutional Preferred Government Money Market Fund is subject to the following additional risk that is not anticipated to be a principal risk of investing in the fund:

• ESG evaluation risk: As part of Dreyfus's assessment of a counterparty's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. Dreyfus's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain repurchase agreement counterparties and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data for counterparties, including the counterparties themselves. ESG data from data providers used by Dreyfus often lack standardization, consistency and transparency, and, for certain counterparties, such data, including ESG ratings and scores, may not be available, complete or accurate. Dreyfus's evaluation of ESG factors relevant to the financial condition or risk profile of a particular repurchase agreement counterparty, or otherwise, may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that do not incorporate ESG considerations or that incorporate ESG data from other sources or utilize other methodologies than the fund.

Management

Investment Adviser

The funds' investment adviser is BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. BNYIA manages approximately $415 billion in 74 mutual fund portfolios. For the fiscal year ended March 31, 2026, each of the funds paid BNYIA a management fee at the effective annual rate set forth in the table below.

Name of Fund	Management Fee (as a percentage of average daily net assets)
BNY Dreyfus Institutional Preferred Government Money Market Fund	.10
BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund	.10

A discussion regarding the basis for the board approving each fund's management agreement with BNYIA is available in the fund's Form N-CSR for the six-month period ended September 30, 2025. BNYIA is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY), a global investments company dedicated to helping its clients manage and service their financial assets throughout the investment lifecycle. Whether providing financial services for institutions, corporations or individual investors, BNY delivers informed investment management and investment services in 35 countries. BNY is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY has $59.4 trillion in assets under custody and administration and $2.1 trillion in assets under management. BNY is the corporate brand of The Bank of New York Mellon Corporation and may be used to reference the corporation as a whole and/or its various subsidiaries generally. BNY Investments is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bny.com/investments.

The asset management philosophy of BNYIA is based on the belief that discipline and consistency are important to investment success. For each fund, BNYIA seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Sub-Adviser

BNYIA has engaged its affiliate, Dreyfus, to serve as the funds' sub-adviser, pursuant to a sub-investment advisory agreement between BNYIA and Dreyfus. Dreyfus, subject to BNYIA's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund's assets. Dreyfus is a division of Mellon Investments Corporation (MIC), a registered investment adviser and an indirect wholly-owned subsidiary of BNY, with its principal office located at 500 Ross Street, Pittsburgh, PA 15258. As of March 31, 2026, MIC had approximately $978.3 billion of assets under management, which includes approximately $456.6 billion in assets managed by investment personnel of MIC acting in their capacity as officers of the Dreyfus division of MIC.

A discussion regarding the basis for the board approving each fund's sub-investment advisory agreement between BNYIA and Dreyfus is available in the fund's Form N-CSR for the six-month period ended September 30, 2025.

Distributor

BNY Mellon Securities Corporation (BNYSC), a wholly-owned subsidiary of BNYIA, serves as distributor of the funds and of the other funds in the BNY Mellon Family of Funds. BNYIA or BNYSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the BNY Mellon Family of Funds or provide other services. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to financial intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from BNYIA's or BNYSC's own resources to financial intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, BNYIA or BNYSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. This potential conflict of interest may be addressed by policies, procedures or practices that are adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The funds, BNYIA, Dreyfus and BNYSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees is done in a manner that does not disadvantage the fund or other client accounts.

Shareholder Guide

Buying and Selling Shares

Each fund's Institutional shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Institutional shares of each fund also may be purchased directly by individuals. Generally, each investor will be required to open a single master account with a fund for all purposes. In certain cases, a fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with a fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Applicable to each fund:

Your price for Institutional shares is the net asset value (NAV) per share. You pay no sales charge to invest in shares of the fund.

The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to maintain a price of $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share. The fund may continue to use the amortized cost method of valuation only so long as the fund's board believes that it fairly reflects the market-based NAV per share.

At least daily, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service. The pricing service's procedures are reviewed under the general supervision of the board.

The fund's NAV is calculated on any day the New York Stock Exchange (NYSE) is open. In addition, the fund's NAV will be calculated on any day the NYSE is closed but the Federal Reserve Bank is open and the Securities Industry and Financial Markets Association (SIFMA) recommends that fixed income securities markets be open for the day or a portion of the day.

The fund's NAV is generally calculated as of the following times each day the fund accepts purchase orders and redemption requests (each such time, the trading deadline for orders "in proper form" (as defined below)): for BNY Dreyfus Institutional Preferred Government Money Market Fund, every hour on the hour from 8:00 a.m. to 5:00 p.m., Eastern time; and for BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund, every hour on the hour from 8:00 a.m. to 3:00 p.m., Eastern time. In its discretion, a fund's board may elect to calculate the fund's NAV once per day.

In the case of an emergency, if regular trading on the NYSE is restricted or the NYSE closes early, the fixed income securities markets or the Federal Reserve Bank closes early, or as otherwise permitted by the Securities and Exchange Commission, the fund may elect to close early. If the fund closes early on a business day, then the fund will calculate its last NAV as of the time of such closing and the fund must receive purchase orders and redemption requests prior to such closing time.

How to Buy Shares

Applicable to each fund:

Orders in proper form received and accepted by the fund or a financial intermediary that serves as agent for the fund will become effective at the NAV next determined after it is received by the fund or a financial intermediary, and the shares purchased will receive the dividend declared on that day provided the shares are not redeemed prior to the last

NAV determined that day. An order to purchase shares received by the fund will be deemed to be "in proper form" if the fund receives "federal funds" or other immediately available funds promptly thereafter. Unless other arrangements have been agreed to in advance, the fund generally expects to receive the funds within two hours after the order is received by the fund or a financial intermediary that serves as agent for the fund, or by 6:00 p.m., Eastern time, whichever is earlier. Orders submitted through a financial intermediary that does not serve as an agent for the fund are priced at the fund's NAV next calculated after the fund receives the order in proper form from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

An order in proper form received and accepted after the time of day at which a fund determines its last NAV will be priced at the first NAV determined on the following business day and will begin to accrue dividends on such business day. If payment is not received within the appropriate time period, the fund reserves the right to cancel the purchase order at its discretion, and the investor would be liable for any resulting losses or expenses incurred by the fund or the fund's transfer agent, including interest charges.

By Wire. To open an account or purchase additional shares to be funded by wire, please contact a BNY Institutional Services representative by calling 1-800-373-9387 (inside the U.S. only) for more information.

By Compatible Computer Systems. You may input new account data, make initial and subsequent investments and retrieve an account number for your records by accessing The Lion Internet System. Please call 1-800-373-9387 (inside the U.S. only) for more information about The Lion Internet System or any other compatible computerized trading system.

Individuals may also call 1-800-373-9387 (inside the U.S. only) for more information on the compatible computerized trading systems that they may use.

The minimum initial investment in Institutional shares of each fund is $500 million, with no minimum subsequent investment, unless: (a) the investor has invested at least $500 million in the aggregate among the fund and any of the Preferred Funds listed under "Services for Fund Investors – Fund Exchanges" or the Cash Management Funds, which currently include BNY Dreyfus Government Cash Management, BNY Dreyfus Government Securities Cash Management, BNY Dreyfus Treasury Obligations Cash Management and BNY Dreyfus Treasury Securities Cash Management, or BNY Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $500 million in such funds.

How to Sell Shares

Applicable to each fund:

You may sell (redeem) shares at any time by wire or through compatible computer systems.

Your shares will be priced at the next determined NAV. If a request for redemption is received and accepted by the fund or a financial intermediary that serves as agent for the fund by the time of day at which the fund determines its last NAV, the proceeds of the redemption ordinarily will be transmitted by wire in federal funds on the same day, and the shares will not receive the dividend declared on that day. Under certain circumstances (i.e., during periods of stressed market conditions or in cases of very large redemption requests), however, the fund may pay a portion or all of the redemption proceeds payable by wire on the next business day. If the request is received and accepted after the time of day at which the fund determines its last NAV, or is transmitted through the National Securities Clearing Corporation, the shares will receive the dividend declared on that day, and the proceeds of redemption ordinarily will be transmitted by wire in federal funds on the next business day. Requests for redemption submitted through a financial intermediary that does not serve as an agent for the fund are priced at the fund's NAV next calculated after the fund receives the request from the intermediary and accepts it, which may not occur on the day the order is submitted to the intermediary.

The processing of redemptions may be suspended, and the delivery of redemption proceeds may only be delayed by more than one business day, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the fund or the determination of the fair value of the fund's net assets not reasonably practicable; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Under normal circumstances, each fund expects to meet redemption requests by using cash it holds in its portfolio or selling portfolio securities to generate cash. In addition, pursuant to an interfund lending order granted by the Securities and Exchange Commission, each fund and certain other money market funds in the BNY Mellon Family of Funds may borrow money from certain money market funds in the BNY Mellon Family of Funds for temporary or emergency purposes to meet redemption requests.

Each fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., "redeem in-kind"), if the amount redeemed is large enough to affect fund operations or the redemption request is during stressed market conditions. Investors are urged to call BNY Institutional Services before effecting any large transactions. Securities distributed in connection with any such redemption in-kind are expected to generally represent the investor's pro rata portion of assets held by the fund immediately prior to the redemption, with adjustments as may be necessary in connection with, for example, restricted securities, odd lots or fractional shares. Any securities distributed in-kind will remain exposed to market risk until sold, and you may incur taxable gain when selling the securities.

By Wire. You may redeem shares to be settled via wire by calling 1-800-373-9387 (inside the U.S. only) to provide information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Compatible Computer Systems. You may redeem shares by accessing The Lion Internet System or by other electronic means approved by BNY Institutional Services. Be sure to confirm your bank account information. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Individuals may also call 1-800-373-9387 (inside the U.S. only) for more information on the compatible computerized trading systems that they may use.

General Policies

Each fund and the funds' transfer agent are authorized to act on telephone or online instructions from any person representing himself or herself to be an investor and reasonably believed by the fund or the transfer agent to be genuine. An investor may be responsible for any fraudulent telephone or online order as long as the fund or the funds' transfer agent (as applicable) takes reasonable measures to confirm that the instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although BNYIA discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. BNYIA also believes that money market funds, such as the funds, are not typically targets of abusive trading practices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund's portfolio, which could detract from the fund's performance. Each fund reserves the right to reject any purchase or exchange request in whole or in part. Funds in the BNY Mellon Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another fund in the BNY Mellon Family of Funds, please read the prospectus of that other fund for more information.

Each fund also reserves the right to:

• change or discontinue fund exchanges, or temporarily suspend exchanges during unusual market conditions

• change its minimum investment amount

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

Escheatment

If your account is deemed "abandoned" or "unclaimed" under state law, the fund may be required to "escheat" or transfer the assets in your account to the applicable state's unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund's transfer agent or distributor by mail or telephone or accessing your account through the fund's website at least once a year, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund's transfer agent and BNYIA and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund ordinarily declares dividends from its net investment income on each day its NAV is calculated and normally pays dividends monthly and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges imposed by the fund on reinvestments. Each fund's distributions are taxable as ordinary income or capital gains (unless you are investing through a U.S. tax-advantaged investment plan, in which case taxes may be deferred).

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Applicable to BNY Dreyfus Institutional Preferred Government Money Market Fund:

Distributions paid by the fund may include a return of capital. The amount of the fund's distribution, if any, that constitutes a return of capital represents a return of your original investment in fund shares. The portion of any distribution treated as a return of capital will not be subject to tax currently, but will result in a corresponding reduction in your cost basis in the fund's shares. Distributions in excess of your adjusted tax basis in your fund shares are generally treated as capital gains.

Services for Fund Investors

Fund Exchanges

An investor may purchase, in exchange for Institutional shares of a fund, Institutional shares of any of the Preferred Funds, which currently include BNY Dreyfus Institutional Preferred Government Money Market Fund, BNY Dreyfus Institutional Preferred Treasury Obligations Fund and BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund, provided the investor meets the eligibility requirements for investing in the new share class.

Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request (i.e., the request is received by the latest time each fund calculates its NAV for that business day). If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the last NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day. An investor should be sure to read the current prospectus for any fund into which the investor is exchanging before investing. Any new account established through an exchange generally will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Auto-Exchange Privilege

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for shares of a fund, shares of any of the funds managed by BNYIA listed under "Services for Fund Investors – Fund Exchanges", or in shares of certain funds in the BNY Mellon Family of Funds, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account Statements

Every investor in a fund in the BNY Mellon Family of Funds automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Financial Highlights

As to each fund, these financial highlights describe the performance of the fund's Institutional shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been derived from the fund's financial statements, which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Form N-CSR, which is available upon request.

BNY Dreyfus Institutional Preferred Government Money Market Fund	Year Ended March 31,
Institutional Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.040	.049	.052	.027	.000[a]
Distributions:
Dividends from net investment income	(.040)	(.049)	(.052)	(.027)	.000[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.09	4.97	5.33	2.74	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.10	.10	.11	.11	.11
Ratio of net expenses to average net assets[b]	.10	.10	.10	.10	.06[c]
Ratio of net investment income to average net assets[b]	4.00	4.82	5.21	3.27	.02[c]
Net Assets, end of period ($ x 1,000)	34,166,036	26,540,494	20,654,373	17,649,590	4,985,966

a Amount represents less than $.001 per share.

b Amount inclusive of Trustees' fees reimbursed by BNY Mellon Investment Adviser, Inc.

c Amount inclusive of reduction in expenses due to undertaking.

BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund	Year Ended March 31,
Institutional Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.040	.048	.051	.025	.000[a]
Distributions:
Dividends from net investment income	(.040)	(.048)	(.051)	(.025)	.000[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.04	4.96	5.25	2.57	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.10	.10	.10	.11	.11
Ratio of net expenses to average net assets[b]	.10	.10	.10	.10	.05[c]
Ratio of net investment income to average net assets[b]	3.86	4.82	5.20	1.85	.02[c]
Net Assets, end of period ($ x 1,000)	1,484,532	255,463	17,566	13,026	37,085

a Amount represents less than $.001 per share.

b Amount inclusive of Trustees' fees reimbursed by BNY Mellon Investment Adviser, Inc.

c Amount inclusive of reduction in expenses due to undertaking.

For More Information

More information on each fund is available free upon request, including the following:

Annual/Semi-Annual Report and Financial Statements

Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders and in Form N-CSR. The funds' Form N-CSR contains the funds' financial statements and lists the fund's portfolio holdings. The funds' most recent annual and semi-annual reports and other information, such as the funds' financial statements, are available at www.dreyfus.com.

Statement of Additional Information (SAI)

The SAI provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI, as amended or supplemented from time to time, is incorporated by reference (and is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus money market funds generally disclose, at www.dreyfus.com, their complete schedule of holdings on each business day, as of the preceding business day.  Each Dreyfus money market fund's month-end posting of its complete portfolio holdings will remain available on the website for six months.  From time to time, the funds may make available certain portfolio characteristics, such as allocations, performance- and risk-related statistics, portfolio-level statistics and non-security specific attribution analyses, upon request.

A complete description of the funds' policies and procedures with respect to the disclosure of a fund's portfolio securities is available in the fund's SAI and at www.dreyfus.com.

To Obtain Information

By telephone. Call your BNY Institutional Services representative or 1-800-373-9387 (inside the U.S. only)

By mail. BNY Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144. After August 31, 2026, mail can be sent to BNY Institutional Services, 200 Park Avenue New York, NY 10166.

By E-mail. Send your request to info@bny.com

On the Internet. Certain fund documents can be viewed online or downloaded from: www.dreyfus.com

Reports and other information about the funds are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

BNY Dreyfus Institutional Preferred Government Money Market Fund A series of Dreyfus Institutional Reserves Funds SEC file number: 811-22169	BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund A series of CitizensSelect Funds SEC file number: 811-21035

© 2026 BNY Mellon Securities Corporation IPM-P0726IST